Stockholders' Equity and Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2014
Stockholders' Equity and Accumulated Other Comprehensive Loss
Stockholders' Equity and Accumulated Other Comprehensive Loss

Note 11

Stockholders’ Equity and Accumulated Other Comprehensive Loss

Seaboard has a share repurchase program in place which was initially approved by its Board of Directors in November 2009, and is in effect through October 31, 2015.  In May 2014, the Board of Directors increased the dollar amount of Seaboard common stock authorized to be repurchased under the share repurchase program by $20,000,000, and Seaboard commenced a tender offer to repurchase shares.  On June 19, 2014, Seaboard completed the tender offer, pursuant to which it repurchased 16,738 shares of common stock at a price per share of $2,950, for a total cost of $49,377,000.  As of December 31, 2014, $50,846,000 remained available for repurchases under this program.  Seaboard used cash to repurchase 18,405, 8,705 and 12,937 shares of common stock at a total price of $53,781,000, $23,578,000 and $26,830,000 in 2014, 2013 and 2012, respectively. Under this share repurchase program, Seaboard is authorized to repurchase its Common Stock from time to time in open market or privately negotiated purchases, which may be above or below the traded market price. During the period that the share repurchase program remains in effect, from time to time, Seaboard may enter into a 10b5-1 plan authorizing a third party to make such purchases on behalf of Seaboard.  The stock repurchase will be funded by cash on hand.  Shares repurchased will be retired and resume the status of authorized and unissued shares.  All stock repurchased will be made in compliance with applicable legal requirements and the timing of the repurchases and the number of shares repurchased at any given time will depend upon market conditions, compliance with Securities and Exchange Commission regulations and other factors.  The Board’s stock repurchase authorization does not obligate Seaboard to acquire a specific amount of common stock and the stock repurchase program may be suspended at any time at Seaboard’s discretion.

In December 2012, Seaboard declared and paid a dividend of $12.00 per share on the common stock.  The increased amount of the dividend (which has historically been $0.75 per share on a quarterly basis or $3.00 per share on an annual basis) represented a prepayment of the annual 2013, 2014, 2015 and 2016 dividends ($3.00 per share per year).  Seaboard does not currently intend to declare any further dividends for the years 2015 and 2016. Seaboard did not declare or pay a dividend in 2014, 2013 and 2011. In 2010, Seaboard declared and prepaid the 2012 and 2011 dividends of $3.00 per share per year.

The components of accumulated other comprehensive loss, net of related taxes, for 2012, 2013 and 2014 are as follows:

	Cumulative
	Foreign	Unrealized	Unrealized
	Currency	Gain (Loss)	Gain (Loss) on	Unrecognized
	Translation	on	Cash Flow	Pension
(Thousands of dollars)	Adjustment	Investments	Hedges	Cost	Total
Balance December 31, 2012	$(109,457)	$2,232	$(113)	$(64,206)	$(171,544)

Other comprehensive income (loss) before reclassifications	(45,956)	(1,124)	-	32,938	(14,142)
Amounts reclassified from accumulated other comprehensive loss to net earnings	-	(627)(1)	-	4,516(2)	3,889

Other comprehensive income (loss), net of tax	(45,956)	(1,751)	-	37,454	(10,253)

Balance December 31, 2013	$(155,413)	$481	$(113)	$(26,752)	$(181,797)

Other comprehensive income (loss) before reclassifications	(38,624)	775	(122)	(34,664)	(72,635)
Amounts reclassified from accumulated other comprehensive loss to net earnings	-	78(1)	235	1,482(2)	1,795

Other comprehensive income (loss), net of tax	(38,624)	853	113	(33,182)	(70,840)

Balance December 31, 2014	$(194,037)	$1,334	$-	$(59,934)	$(252,637)

(1) This represents realized gains and losses on the sale of available-for-sale securities and was recorded in other investment income, net.

(2) This primarily represents the amortization of actuarial losses that were included in net periodic pension cost and was recorded in operating income.  See Note 9 for further discussion.

In 2013, Seaboard recognized a one-time retirement agreement termination gain of $1,310,000 net of tax, in unrecognized pension cost in other comprehensive income.  See Note 9 for further discussion.

The foreign currency translation adjustment primarily represents the effect of the Argentine peso currency exchange fluctuation on the net assets of the Sugar segment. At December 31, 2014, the Sugar segment had $121,920,000 in net assets denominated in Argentine pesos and $492,000 in net assets denominated in U.S. dollars in Argentina.  At December 31, 2013, the Sugar segment had $151,769,000 in net assets denominated in Argentine pesos and $2,957,000 in net assets denominated in U.S. dollars in Argentina. Management anticipates that the Argentine peso could continue to weaken against the U.S. dollar and thus it is anticipated that Seaboard could incur additional foreign currency translation adjustment losses in other comprehensive loss in 2015.

Income taxes for cumulative foreign currency translation adjustments were recorded using a 35% effective tax rate except for $55,745,000 and $41,380,000 in 2014 and 2013, respectively, related to certain subsidiaries for which no tax benefit was recorded.  Income taxes for all other components of accumulated other comprehensive loss were recorded using a 39% effective rate except for unrecognized pension cost of $20,001,000 and $8,663,000 in 2014 and 2013, respectively, related to employees at certain subsidiaries for which no tax benefit was recorded.